UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741

(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2005

Date of reporting period: November 30, 2004

Item 1. Schedule of Investments.

American Trust Allegiance Fund
Schedule of Investments at November 30, 2004 (Unaudited)

Shares	COMMON STOCKS: 97.62%	Market Value

	Aerospace/Defense: 1.28%
3,000	United Technologies Corp.	$ 292,740

	Auto Systems/Building Controls: 1.48%
5,500	Johnson Controls, Inc.	337,700

	Banks: 12.37%
9,800	Bank of America Corp.	453,446
3,600	Cathay General Bancorp	139,392
10,200	Citigroup, Inc.	456,450
3,500	East West Bancorp, Inc.	145,145
8,700	J.P. Morgan Chase & Co.	327,555
6,100	Marshall & Ilsley Corp.	254,309
7,800	The Bank of New York Co., Inc.	256,698
5,300	Wachovia Corp.	274,275
4,000	Wells Fargo & Co.	247,080
4,000	Zions Bancorporation	266,000
		2,820,350

	Broadcasting & Cable: 0.86%
6,600	Comcast Corp. - Special Class A*	195,690

	Chemicals - Specialty: 1.18%
7,700	Ecolab, Inc.	269,346

	Communications: 2.07%
10,500	Nextel Communications, Inc. - Class A*	298,830
4,200	Verizon Communications, Inc.	173,166
		471,996

	Communications Equipment: 1.09%
6,000	Qualcomm, Inc.	249,720

	Computer Hardware: 4.52%
5,000	Apple Computer, Inc.*	335,250
9,000	Dell, Inc.*	364,680
3,500	International Business Machines Corp.	329,840
		1,029,770

	Computer Programming: 1.24%
1,900	Infosys Technologies SP ADR	136,648
6,000	Wipro Limited ADR	146,700
		283,348

	Computer Software: 4.93%
5,900	Adobe Systems, Inc.	357,304
2,300	Autodesk, Inc.	150,443
16,300	Microsoft Corp.	437,003
2,800	Symantec Corp.*	178,668
		1,123,418

	Diverse Financial Services: 7.81%
5,300	American Express Co.	295,263
2,000	Capital One Financial Corporation	157,160
3,800	Fifth Third Bancorp	191,368
2,700	Goldman Sachs Group, Inc.	282,852
2,925	Legg Mason, Inc.	199,309
5,800	MBNA Corp.	154,048
4,600	Merrill Lynch & Co., Inc.	256,266
5,500	State Street Corp.	245,080
		1,781,346

	Electric Utilities: 2.26%
3,000	Entergy Corp.	194,460
7,700	Exelon Corp.	321,167
		515,627

	Electrical Industrial: 0.67%
2,300	Emerson Electric Co.	153,686

	Farm Machinery: 1.45%
4,600	Deere & Co.	329,958

	Food Distributors: 1.77%
11,600	Sysco Corp.	403,100

	Food Miscellaneous: 1.81%
11,300	McCormick & Co. - Non Voting Shares	411,885

	Forestry: 0.98%
3,400	Weyerhaeuser Co.	224,400

	Household Products & Personal Care: 8.23%
9,000	Alberto-Culver Co. - Class B	416,700
10,100	Avon Products, Inc.	379,154
5,300	Colgate-Palmolive Co.	243,747
10,100	The Estee Lauder Companies, Inc.	440,764
9,100	The Gillette Co.	395,759
		1,876,124

	Industrial Gases: 1.85%
9,400	Praxair, Inc.	422,060

	Industrial Machinery: 6.42%
7,650	American Standard Cos., Inc.*	297,891
3,600	Caterpillar, Inc.	329,580
8,600	Donaldson Co., Inc.	266,600
2,925	Illinois Tool Works, Inc.	275,623
3,950	Ingersoll-Rand Co. - Class A#	293,959
		1,463,653

	Insurance - Multi-Line: 2.26%
2,967	American International Group, Inc.	187,959
6,500	The Allstate Corp.	328,250
		516,209

	Metal Containers: 0.53%
2,700	Ball Corp.	120,771

	Motor Freight Transportation: 2.09%
2,400	United Parcel Service, Inc. - Class B	201,960
5,200	Yellow Roadway Corp.*	274,820
		476,780

	Movies & Entertainment: 0.64%
5,400	The Walt Disney Co.*	145,152

	Multimedia: 0.78%
10,000	Time Warner, Inc.*	177,100

	Networking Equipment: 1.40%
17,120	Cisco Systems, Inc.*	320,315

	Oil and Gas: 1.28%
2,175	Burlington Resources, Inc.	100,942
2,400	Devon Energy Corporation	99,408
2,625	Suncor Energy, Inc.#	91,271
		291,621

	Oil and Gas - Drilling: 0.89%
1,900	Nabors Industries, Ltd*#	98,800
2,600	Transocean, Inc.*#	104,702
		203,502

	Oil and Gas - Equipment/Services: 0.88%
2,250	Baker Hughes Inc.	99,743
1,550	Schlumberger Ltd.#	101,726
		201,469

	Oil and Gas - Integrated: 5.61%
3,500	BP PLC ADR	214,725
3,750	ChevronTexaco Corp.	204,750
2,700	ConocoPhillips	245,673
12,000	Exxon Mobil Corp.	615,000
		1,280,148

	Printing & Publishing: 0.65%
3,400	Tribune Co.	147,458

	Radio Broadcasting: 0.61%
3,800	XM Satellite Radio Holdings, Inc. - Class A*	140,258

	Retail - Home Improvement: 2.31%
4,350	Fastenal Co.	266,046
2,150	Lowe's Cos., Inc.	118,960
3,425	The Home Depot, Inc.	142,994
		528,000

	Retail - Miscellaneous: 1.13%
2,300	eBay, Inc.*	258,635

	Retail - Specialty: 4.20%
2,650	Bed Bath & Beyond, Inc.*	105,809
4,750	Chico's Fas, Inc.*	183,350
5,000	Coach, Inc.*	249,200
1,900	NIKE, Inc. - Class B	160,854
4,350	Staples, Inc.	138,808
3,250	Williams-Sonoma, Inc.*	118,983
		957,004

	Security and Commodity Exchanges: 0.73%
850	The Chicago Mercantile Exchange	166,354

	Semiconductors: 2.76%
10,100	Applied Materials, Inc.*	168,064
10,800	Intel Corp.	241,380
1,900	Linear Technology Corporation	72,504
1,700	Maxim Integrated Products, Inc.	69,632
3,200	Texas Instruments, Inc.	77,376
		628,956

	Services - Data Processing: 1.48%
5,100	First Data Corp.	209,559
3,850	Paychex, Inc.	127,666
		337,225

	Software & Services: 1.17%
7,100	Yahoo! Inc.*	267,102

	Transportation - Services: 1.95%
3,000	Expeditors International of Washington, Inc.	159,780
3,000	FedEx Corp.	285,090
		444,870

	Total Common Stocks (Cost $18,430,658)	22,264,846

Shares	SHORT-TERM INVESTMENTS: 2.15%	Market Value
490,146	Federated Cash Trust Money Market (Cost $490,146)	490,146

	Total Investments in Securities (Cost $18,920,804): 99.77%	22,754,992
	Other Assets in Excess of Liabilities: 0.23%	51,440
	Net Assets: 100.00%	$ 22,806,432

* Non-income producing security.
# U.S. Security of a foreign issuer.
ADR - American Depository Receipt

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title) /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date         1/24/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date       1/24/05

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date       1/26/05

* Print the name and title of each signing officer under his or her signature.